Going concern	6 Months Ended
Jun. 30, 2026
Going concern
Going concern

30Going concern

The directors have at the time of approving these condensed consolidated interim financial statements, a reasonable expectation that Caledonia has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis of accounting in preparing these condensed consolidated interim financial statements.